UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
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Address:  35 Old Tavern Rd, 2nd Floor
          ----------------------------------------------------------------------
          Orange, CT 06477
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Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Zielinski
          ----------------------------------------------------------------------
Title:    Chief Compliance Officer
          ----------------------------------------------------------------------
Phone:    (203) 891-8377
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Michael Zielinski                   Orange, CT              07-15-2011
----------------------------------  -------------------------------   ----------
           [Signature]                      [City, State]                [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 62
                                        -------------------

Form 13F Information Table Value Total: $565,569
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Foxhall Capital Management, Inc.
FORM 13F
31-March-2011

                                                                                                     Voting Authority
                                                                                                   --------------------
                                 Title of             Value        Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   class     CUSIP      (x$1000)     Prn Amt     Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------   --------  ---------  --------     ----------  ---  ----  -------  --------  ------- ------  ----
ALPS ETF TR THOM REUTR JEF        ETF      00162Q304   15,637.00    311,300.00  SH         Sole              123519    0     187781
AMERIGROUP CORP                   CS       03073T102      857.00     12,155.00  SH         Sole                4750    0       7405
ANALOG DEVICES INC                CS       032654105      792.00     20,234.00  SH         Sole                8275    0      11959
ASTRAZENECA PLC                   ADR      046353108      792.00     15,813.00  SH         Sole                6470    0       9343
ATMEL CORP                        CS       049513104      766.00     54,438.00  SH         Sole               22213    0      32225
AUTOLIV INC                       CS       052800109      884.00     11,273.00  SH         Sole                4480    0       6793
BRIDGEPOINT ED INC                CS       10807M105      813.00     32,500.00  SH         Sole               13248    0      19252
BUCKEYE TECHNOLOGIES INC          CS       118255108      888.00     32,912.00  SH         Sole               13460    0      19452
CASH AMER INTL INC                CS       14754D100      947.00     16,359.00  SH         Sole                6698    0       9661
CLIFFS NATURAL RESOURCES INC      CS       18683K101      887.00      9,598.00  SH         Sole                3788    0       5810
CNOOC LTD                         ADR      126132109      787.00      3,337.00  SH         Sole                1363    0       1974
DEVRY INC DEL                     CS       251893103      878.00     14,848.00  SH         Sole                6046    0       8802
DOMTAR CORP                       CS       257559203      762.00      8,040.00  SH         Sole                3288    0       4752
EMPRESA NACIONAL DE ELCTRCID      ADR      29244T101      856.00     14,988.00  SH         Sole                5938    0       9050
ENTEGRIS INC                      CS       29362U104      921.00     90,981.00  SH         Sole               37227    0      53754
EXPRESS INC                       CS       30219E103      862.00     39,529.00  SH         Sole               16182    0      23347
EXXON MOBIL CORP                  CS       30231G102      837.00     10,285.00  SH         Sole                4070    0       6215
EZCORP INC                        CS       302301106      918.00     25,809.00  SH         Sole               10548    0      15261
FRONTIER OIL CORP                 CS       35914P105      903.00     27,954.00  SH         Sole               11423    0      16531
GREENHAVEN CONT CMDTY INDEX UN    ETF      395258106   21,835.00    651,784.00  SH         Sole              294445    0     357339
GROUPE CGI INC                    CS       39945C109      863.00     35,022.00  SH         Sole               14305    0      20717
ISHARES INC MSCI PAC J IDX        ETF      464286665   38,419.00    806,955.00  SH         Sole              362394    0     444561
ISHARES TR LEHMAN 3-7 YR          ETF      464288661   19,896.00    169,904.00  SH         Sole               78885    0      91019
ISHARES TR LEHMAN INTER G         ETF      464288612   10,907.00     99,938.00  SH         Sole                2522    0      97416
ISHARES TR LEHMAN SH TREA         ETF      464288679      239.00      2,168.00  SH         Sole                   0    0       2168
ISHARES TR MSCI EAFE IDX          ETF      464287465   15,706.00    261,160.00  SH         Sole               96672    0     164488
ISHARES TR MSCI EMERG MKT         ETF      464287234   21,800.00    457,989.00  SH         Sole              169077    0     288912
ISHARES TR RUSSELL 3000           ETF      464287689   41,010.00    517,211.00  SH         Sole              189648    0     327563
J2 GLOBAL COMMUNICATIONS INC      CS       46626E205      802.00     28,418.00  SH         Sole               11626    0      16792
KKR & CO L P DEL                  CS       48248M102      769.00     47,132.00  SH         Sole               19254    0      27878
LINEAR TECHNOLOGY CORP            CS       535678106      795.00     24,085.00  SH         Sole                9852    0      14233
MARKET VECTORS ETF TR RVE HARD    ETF      57060U795   60,612.00  1,501,787.00  SH         Sole              710374    0     791413
NEUSTAR INC                       CS       64126X201      800.00     30,551.00  SH         Sole               12501    0      18050
PIER 1 IMPORTS INC                CS       720279108      837.00     72,320.00  SH         Sole               28594    0      43726
PIMCO ETF TR ENHAN SHRT MAT       ETF      72201R833      240.00      2,379.00  SH         Sole                   0    0       2379
POWERSHARES DB CMDTY IDX TRA U    ETF      73935S105   14,285.00    493,278.00  SH         Sole              214486    0     278792
POWERSHARES ETF TRUST II INTL     ETF      73936Q835    3,657.00    128,459.00  SH         Sole              128459    0          0
POWERSHARES GLOBAL ETF TRUST S    ETF      73936T573    1,608.00     59,354.00  SH         Sole               59354    0          0
POWERSHS DB MULTI SECT COMM DB    ETF      73936B200    7,534.00    137,099.00  SH         Sole               66514    0      70585
RIO TINTO PLC                     ADR      767204100      863.00     11,927.00  SH         Sole                4874    0       7053
SAUER-DANFOSS INC                 CS       804137107      794.00     15,754.00  SH         Sole                6427    0       9327
SELECT SECTOR SPDR TR SBI INT-    ETF      81369Y506   12,761.00    169,354.00  SH         Sole               83450    0      85904
SPDR BARCLAYS CAPITAL 1-3 MONT    ETF      78464A680      240.00      5,223.00  SH         Sole                   0    0       5223
SPDR INDEX SHS FDS ASIA PACIF     ETF      78463X301   15,396.00    182,031.00  SH         Sole               91567    0      90464
SPDR INDEX SHS FDS LATIN AMER     ETF      78463X707   15,979.00    184,645.00  SH         Sole               93035    0      91610
SPDR INDEX SHS FDS S&P BRIC 40    ETF      78463X798   15,823.00    568,563.00  SH         Sole              287641    0     280922
SPDR LEHMAN HIGH YIELD BOND ET    ETF      78464A417    1,585.00     39,406.00  SH         Sole               39406    0          0
SPDR SERIES TRUST BRCLY INTL C    ETF      78464A151    3,719.00    106,310.00  SH         Sole              106310    0          0
SPDR SERIES TRUST LEHMN INTL E    ETF      78464A516    8,985.00    145,455.00  SH         Sole              145455    0          0
SPDR SERIES TRUST S&P METALS M    ETF      78464A755    9,384.00    135,268.00  SH         Sole               66503    0      68765
SPDR TR UNIT SER 1                ETF      78462F103   13,636.00    103,323.00  SH         Sole               38131    0      65192
TELECOMUNICACOES DE SAO PAUL      ADR      87929A102      820.00     27,612.00  SH         Sole               11265    0      16347
VANGUARD BD INDEX FD INC TOTAL    ETF      921937835   10,875.00    133,992.00  SH         Sole                3381    0     130611
VANGUARD INDEX TR MID CAP VIPE    ETF      922908629   13,613.00    169,278.00  SH         Sole               62168    0     107110
VANGUARD INDEX TR SMLL CP VIPE    ETF      922908751   13,680.00    175,267.00  SH         Sole               64639    0     110628
VANGUARD INTL EQUITY INDEX F E    ETF      922042858   69,452.00  1,428,457.00  SH         Sole              657711    0     770746
VANGUARD INTL EQUITY INDEX F P    ETF      922042866   23,163.00    409,670.00  SH         Sole              205126    0     204544
VANGUARD SCOTTSDALE FDS INT-TE    ETF      92206C870    7,214.00     89,946.00  SH         Sole               89946    0          0
VANGUARD TAX-MANAGED FD EUROPE    ETF      921943858   31,709.00    832,698.00  SH         Sole              305773    0     526925
VEECO INSTRS INC DEL              CS       922417100      704.00     14,549.00  SH         Sole                5942    0       8607
WESTERN UN CO                     CS       959802109      801.00     39,983.00  SH         Sole               16359    0      23624
WESTLAKE CHEM CORP                CS       960413102      772.00     14,876.00  SH         Sole                6084    0       8792
REPORT SUMMARY: 62 DATA RECORDS                       565,569.00          0.00 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.